Equity-based participation plans for employees (Details 4) Pure in Millions, $ / shares in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Equity-Based Participation Annual Incentive RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.2	0.2
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 74.7	$ 87.5
Equity Based Participation Annual Incentive Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.1	0.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 85.0	$ 97.0
Equity Based Participation Share savings plans RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.4	0.4
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 75.0	$ 86.9
Equity Based Participation Share savings plans Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1.2	1.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 85.0	$ 97.0
Equity-Based Participation Employee share purchase plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.8
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 82.8
Equity Based Participation Novartis Equity Plan Select North America RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	4.9	4.3
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 74.5	$ 86.9
Based Participation Novartis Equity Plan Select outside North America RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	2.0	1.8
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 75.1	$ 86.9
Equity Based Participation Novartis Equity Plan Select outside North America Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.7	0.6
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 85.0	$ 97.0
Equity Based Participation Long Term Performance PSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1.7	1.8
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 82.0	$ 89.5
Equity Based Participation Other share awards RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.5	0.6
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 76.3	$ 78.4
Equity Based Participation Other share awards Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 86.9
Equity Based Participation Other share awards Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.1	0.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 86.1	$ 91.9